RECENT ACCOUNTING PRONOUNCEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS
Recently Adopted Pronouncements
Revenue from Contracts with Customers
In May 2014, the FASB issued authoritative guidance requiring entities to apply a new model for recognizing revenue from contracts with customers. Subsequent updates have been issued primarily to provide implementation guidance related to the initial guidance issued in May 2014. The guidance supersedes the current revenue recognition guidance and requires entities to evaluate their revenue recognition arrangements using a five-step model to determine when a customer obtains control of a transferred good or service.
The guidance may be adopted using either (a) a full retrospective method, whereby comparative periods would be restated to present the impact of the new standard, with the cumulative effect of applying the standard recognized as of the earliest period presented, or (b) a modified retrospective method, under which comparative periods would not be restated and the cumulative effect of applying the standard would be recognized at the date of initial adoption. We adopted the guidance effective January 1, 2018 using the modified retrospective approach; however, we did not identify or record any adjustments to the opening balance of retained earnings on adoption.
Substantially all of our revenue from contracts with customers is generated from providing transmission services to customers based on tariff rates, as approved by the FERC, and is in the scope of the new guidance. The true-up mechanisms under our Formula Rates are considered alternative revenue programs of rate-regulated utilities and are outside the scope of the new guidance, as they are not considered to be contracts with customers. The implementation of the new standard did not have a material impact on the amount and timing of revenue recognition. However, the following summarizes the impacts of the adoption of this new accounting guidance on our financial statements:

•
Modification of our condensed consolidated statements of operations to present operating revenues arising from alternative revenue programs (Formula rate true-ups) separately from revenues in the scope of the new guidance (Transmission and other services). In connection with this presentation change, we adopted an accounting policy whereby only the initial origination of our alternative revenue program revenue is reported in the Formula rate true-up line on our condensed consolidated statements of operations. When those amounts are subsequently included in the price of utility service and billed or refunded to customers, we account for that event as the recovery or settlement of the associated regulatory asset or regulatory liability, respectively.

•	Addition of Note 3 to address the requirement to provide more information regarding the nature, amount, timing, and uncertainty of revenue and cash flows.

•	Addition of Note 4 to provide more information about changes in accounts receivable from customers.
Recognition and Measurement of Financial Instruments
In January 2016, the FASB issued authoritative guidance amending the classification and measurement of financial instruments. The guidance requires entities to carry most investments in equity securities at fair value and recognize changes in fair value in net income, unless the investment results in consolidation or equity method accounting. Additionally, the new guidance amends certain disclosure requirements associated with the fair value of financial instruments. The guidance is required to be adopted using a modified retrospective approach, with limited exceptions. The guidance impacts the accounting for certain of our investments previously accounted for as available-for-sale with changes in fair value recorded in other comprehensive income; upon adoption of the guidance on January 1, 2018, we began accounting for such investments with changes in fair value reported in net income. We recorded an immaterial adjustment to retained earnings in accordance with the modified retrospective adoption requirement.
Presentation of Restricted Cash in the Statement of Cash Flows
In November 2016, the FASB issued authoritative guidance on the presentation of restricted cash and restricted cash equivalents within the statement of cash flows. The new guidance specifies that restricted cash and restricted cash equivalents shall be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The guidance does not, however, provide a definition of restricted cash or restricted cash equivalents. We adopted the guidance effective for interim and annual periods beginning on January 1, 2018, using a retrospective approach as required.
Restricted cash includes cash and cash equivalents that are legally or contractually restricted for use or withdrawal or are formally set aside for a specific purpose. See reconciliation of cash, cash equivalents and restricted cash in Note 15.
The following summarizes the impact of this adoption on our previously reported amounts:

	Three months ended March 31,	Twelve months ended December 31,
	2017	2017	2016	2015
Restricted cash - Beginning balance	$3	$3	$1	$2
Restricted cash - Ending balance	4	2	3	1
Change - Other non-current assets and liabilities, net within condensed consolidated statements of cash flow	$1	$(1)	$2	$(1)

Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost
In March 2017, the FASB issued guidance that requires entities to disaggregate the current service cost component of net benefit cost (i.e., net periodic pension cost and net periodic postretirement benefit cost) and present it in the same statement of operations line item as other current compensation costs for employees (i.e., within General and administrative for us). Entities are required to present the other components of net benefit cost (“non-service costs”) elsewhere in the statement of operations and outside operating income. The line or lines containing such other components must be appropriately described on the face of the statement of operations; otherwise, disclosure of the location of such other costs in the statement of operations is required. We elected to present the non-service costs within the line “Other (income) and expenses — net” in the condensed consolidated statements of operations and include disclosure within Note 9. In addition, the new guidance allows capitalization of only the service cost component of net benefit cost.
We adopted the guidance effective January 1, 2018. The changes regarding cost capitalization were applied prospectively while the changes to the presentation of net benefit cost in the condensed consolidated statements of operations were adopted retrospectively. We applied the practical expedient that permits entities to use amounts previously disclosed in the pension and postretirement welfare footnotes as the estimation basis for the retrospective adjustments to the condensed consolidated statements of operations. The following summarizes the impact of this adoption on our previously reported amounts:

	Three months ended March 31,	Year ended December 31,
(in millions)	2017	2017	2016	2015	2014	2013
General and administrative
Reported	$31	$123	$239	$145	$115	$149
Adjustment	—	(2)	(5)	(5)	(2)	(3)
Adjusted	$31	$121	$234	$140	$113	$146
Other (income) and expenses — net
Reported	$1	$2	$3	$1	$4	$6
Adjustment	—	2	5	5	2	3
Adjusted	$1	$4	$8	$6	$6	$9

Reclassification of Certain Tax Effects from AOCI
In February 2018, the FASB issued guidance that permits entities to reclassify the stranded tax effects resulting from the TCJA from AOCI to retained earnings. The stranded tax effects were the result of the revaluation of deferred taxes through net income as a result of the tax rate change, with no adjustment to the tax effects recorded in AOCI. The guidance is effective for fiscal years beginning January 1, 2019; however, we have elected to early adopt the guidance as of January 1, 2018. We elected to apply the guidance in the period of adoption, accounted for as a change in accounting principle resulting from the adoption of new accounting guidance. We recorded a $1 million adjustment to AOCI and retained earnings upon adoption. We apply an investment by investment approach to releasing income tax effects from AOCI.
Recently Issued Pronouncements
We have considered all new accounting pronouncements issued by the FASB and concluded the following accounting guidance, which has not yet been adopted by us, may have a material impact on our consolidated financial statements.
Accounting for Leases
In February 2016, the FASB issued authoritative guidance on accounting for leases, which impacts accounting by lessees as well as lessors. In January 2018, additional guidance was issued that provides an optional transition practical expedient to not evaluate under the new guidance existing or expired easements that were not previously accounted for as leases under current guidance. The new guidance creates a dual approach for lessee accounting, with lease classification determined in accordance with principles in existing lease guidance. Statement of operations presentation differs depending on the lease classification; however, both types of leases result in lessees recognizing a right-of-use asset and a lease liability, with limited exceptions. Under existing accounting guidance, operating leases are not recorded on the balance sheet of lessees. The new guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and will be applied using a modified retrospective approach, with possible optional practical expedients. Early adoption is permitted.
We are currently assessing the impact this guidance will have on our consolidated financial statements, including our disclosures, and continue to monitor standard-setting activities that may affect the transition requirements of the new lease standard.
Targeted Improvements to Accounting for Hedging Activities
In August 2017, the FASB issued authoritative guidance to make targeted improvements to hedge accounting to better align with an entity’s risk management objectives and to reduce the complexity of hedge accounting. Among other changes, the new guidance simplifies hedge accounting by (a) allowing more time for entities to complete initial quantitative hedge effectiveness assessments, (b) enabling entities to elect to perform subsequent effectiveness assessments qualitatively, (c) eliminating the concept of recognizing periodic hedge ineffectiveness for cash flow hedges, (d) requiring the change in fair value of a derivative to be recorded in the same statement of operations line item as the earnings effect of the hedged item, and (e) permitting additional hedge strategies to qualify for hedge accounting. In addition, the guidance modifies existing disclosure requirements and adds new disclosure requirements, including tabular disclosures about both (a) the total amounts reported in the statement of operations for each income and expense line item that is affected by hedging and (b) the effects of hedging on those line items. The guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The guidance is required to be adopted on a modified retrospective basis to existing hedging relationships and on a prospective basis for the presentation and disclosure requirements. We do not expect a significant impact upon adoption, but we would add the required disclosures, as applicable. We are considering early adoption during 2018.

RECENT ACCOUNTING PRONOUNCEMENTS
Recently Issued Pronouncements
We have considered all new accounting pronouncements issued by the FASB and concluded the following accounting guidance, which has not yet been adopted by us, may have a material impact on our consolidated financial statements.
Revenue from Contracts with Customers
In May 2014, the FASB issued authoritative guidance requiring entities to apply a new model for recognizing revenue from contracts with customers. Subsequent updates have been issued primarily to provide implementation guidance related to the initial guidance issued in May 2014. The guidance supersedes the current revenue recognition guidance and requires entities to evaluate their revenue recognition arrangements using a five-step model to determine when a customer obtains control of a transferred good or service.
Substantially all of our revenue from contracts with customers is generated from providing transmission services to customers based on tariff rates, as approved by the FERC, and is considered to be in the scope of the new guidance. The true-up mechanisms under our formula rates are considered alternative revenue programs of rate-regulated utilities and are outside the scope of the new guidance, as they are not considered contracts with customers. Based on our assessment of the new guidance, we do not expect the implementation of the new standard will have a material impact on the amount and timing of revenue recognition. However, we expect to present revenues arising from alternative revenue programs separately from revenues in the scope of the new guidance in the statements of operations. In addition, we expect to add footnote disclosures to address the requirements in the guidance to provide more information regarding the nature, amount, timing and uncertainty of revenue and cash flows as well as changes in accounts receivable from customers. We are in the process of drafting these disclosures as we continue to work towards implementation of the guidance.
The guidance is effective for annual reporting periods beginning after December 15, 2017 and may be adopted using either (a) a full retrospective method, whereby comparative periods would be restated to present the impact of the new standard, with the cumulative effect of applying the standard recognized as of the earliest period presented, or (b) a modified retrospective method, under which comparative periods would not be restated and the cumulative effect of applying the standard would be recognized at the date of initial adoption, January 1, 2018. We expect to adopt the guidance using the modified retrospective approach. We have elected not to early adopt.
Recognition and Measurement of Financial Instruments
In January 2016, the FASB issued authoritative guidance amending the classification and measurement of financial instruments. The guidance requires entities to carry most investments in equity securities at fair value and recognize changes in fair value in net income, unless the investment results in consolidation or equity method accounting. Additionally, the new guidance amends certain disclosure requirements associated with the fair value of financial instruments. The guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The guidance is required to be adopted using a modified retrospective approach, with limited exceptions. Upon adoption of the standard, we expect certain of our investments currently accounted for as available-for-sale with changes in fair value recorded in other comprehensive income will be required to be accounted for with changes in fair value in net income; however, we do not expect this change in accounting will have a material impact on our consolidated financial statements. We are continuing to assess the impact this guidance will have on our consolidated financial statements, including our disclosures.
Accounting for Leases
In February 2016, the FASB issued authoritative guidance on accounting for leases, which impacts accounting by lessees as well as lessors. The new guidance creates a dual approach for lessee accounting, with lease classification determined in accordance with principles in existing lease guidance. Income statement presentation differs depending on the lease classification; however, both types of leases result in lessees recognizing a right-of-use asset and a lease liability, with limited exceptions. Under existing accounting guidance, operating leases are not recorded on the balance sheet of lessees. The new guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and will be applied using a modified retrospective approach, with possible optional practical expedients. Early adoption is permitted; however, we have elected not to early adopt. We are currently assessing the impact this guidance will have on our consolidated financial statements, including our disclosures.
Presentation of Restricted Cash in the Statement of Cash Flows
In November 2016, the FASB issued authoritative guidance on the presentation of restricted cash and restricted cash equivalents within the statement of cash flows. The new guidance specifies that restricted cash and restricted cash equivalents shall be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The guidance does not, however, provide a definition of restricted cash or restricted cash equivalents. The guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted; however, we have elected not to early adopt. The guidance is required to be adopted using a retrospective approach to each period presented. We are currently assessing the impact this guidance will have on our consolidated financial statements, including our disclosures.
Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost
In March 2017, the FASB issued guidance that requires entities to disaggregate the current service cost component of net benefit cost (i.e., net periodic pension cost and net periodic postretirement benefit cost) and present it in the same income statement line item as other current compensation costs for employees. Entities are required to present the other components of net benefit cost elsewhere in the income statement and outside income from operations. The line or lines containing such other components must be appropriately described on the face of the income statement; otherwise, disclosure of the location of such other costs in the income statement is required. In addition, the new guidance allows capitalization of only the service cost component of net benefit cost. The new guidance is effective for periods beginning after December 15, 2017. The changes to the presentation of net benefit cost in the income statement are required to be adopted retrospectively (with a possible practical expedient) while the changes regarding cost capitalization are required to be adopted prospectively. We are currently assessing the impact this guidance will have on our financial statements, including our disclosures.

Targeted Improvements to Accounting for Hedging Activities
In August 2017, the FASB issued authoritative guidance to make targeted improvements to hedge accounting to better align with an entity’s risk management objectives and to reduce the complexity of hedge accounting. Among other changes, the new guidance simplifies hedge accounting by (a) allowing more time for entities to complete initial quantitative hedge effectiveness assessments, (b) enabling entities to elect to perform subsequent effectiveness assessments qualitatively, (c) eliminating the concept of recognizing periodic hedge ineffectiveness for cash flow hedges, (d) requiring the change in fair value of a derivative to be recorded in the same income statement line item as the earnings effect of the hedged item, and (e) permitting additional hedge strategies to qualify for hedge accounting. In addition, the guidance modifies existing disclosure requirements and adds new disclosure requirements, including tabular disclosures about both (a) the total amounts reported in the income statement for each income and expense line item that is affected by hedging and (b) the effects of hedging on those line items. The guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The guidance is required to be adopted on a modified retrospective basis to existing hedging relationships and on a prospective basis for the presentation and disclosure requirements. We do not expect a significant impact upon adoption, but we would add the additional required disclosures to the extent we have outstanding hedges upon adoption. We are considering early adoption in 2018.